Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

LHA Market State™ Tactical Beta ETF (MSTB)
LHA Market State™ Tactical Q ETF (MSTQ)
(each, a “Fund”, together, the “Funds”)

September 23, 2026

Supplement to the
Prospectus and Statement of Additional Information,
each dated April 30, 2026

Effective September 23, 2026, PINE Distributors LLC (the “Distributor”) has replaced Quasar Distributors, LLC as the Funds’ distributor. The Distributor’s principal address is 501 S. Cherry Street, Suite 610, Denver, CO 80243. The Distributor is not affiliated with the Funds or their investment adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.